Fair Value and Gross Unrealized Losses of Investment Securities Available-For-Sale, Aggregated by Investment Category and Length of Time Individual Securities Have Been in a Continuous Unrealized Loss Position (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2011	Dec. 31, 2010
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	$ 122,731	$ 146,084
Less than 12 months Gross Unrealized Losses	884	2,594
12 months or more Fair Value	45,807	64,410
12 months or more Gross Unrealized Losses	6,831	4,731
Total Fair Value	168,538	210,494
Total Gross Unrealized Losses	7,715	7,325
Obligations of Puerto Rico, States and political subdivisions
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	7,817	19,357
Less than 12 months Gross Unrealized Losses	28	213
12 months or more Fair Value	191	303
12 months or more Gross Unrealized Losses	3	5
Total Fair Value	8,008	19,660
Total Gross Unrealized Losses	31	218
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	90,543	40,212
Less than 12 months Gross Unrealized Losses	208	945
12 months or more Fair Value	0	2,505
12 months or more Gross Unrealized Losses	0	2
Total Fair Value	90,543	42,717
Total Gross Unrealized Losses	208	947
Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	13,595	21,231
Less than 12 months Gross Unrealized Losses	539	292
12 months or more Fair Value	44,148	52,302
12 months or more Gross Unrealized Losses	6,783	4,398
Total Fair Value	57,743	73,533
Total Gross Unrealized Losses	7,322	4,690
Mortgage backed securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	5,577	33,261
Less than 12 months Gross Unrealized Losses	14	406
12 months or more Fair Value	1,466	9,257
12 months or more Gross Unrealized Losses	36	232
Total Fair Value	7,043	42,518
Total Gross Unrealized Losses	50	638
Equity securities (without contractual maturity)
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	5,199	3
Less than 12 months Gross Unrealized Losses	95	8
12 months or more Fair Value	2	43
12 months or more Gross Unrealized Losses	9	94
Total Fair Value	5,201	46
Total Gross Unrealized Losses	104	102
Obligations of U.S. Government sponsored entities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	0	24,284
Less than 12 months Gross Unrealized Losses	0	661
12 months or more Fair Value	0	0
12 months or more Gross Unrealized Losses	0	0
Total Fair Value	0	24,284
Total Gross Unrealized Losses	0	661
Other
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	0	7,736
Less than 12 months Gross Unrealized Losses	0	69
12 months or more Fair Value	0	0
12 months or more Gross Unrealized Losses	0	0
Total Fair Value	0	7,736
Total Gross Unrealized Losses	$ 0	$ 69